Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document And Entity Information
Entity Registrant Name	MEMBERS Life Insurance Co
Entity Central Index Key	0001562577
Document Type	S-1
Document Period End Date	Dec. 31, 2018
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Emerging Growth Company	false
Amendment Flag	false